Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Leases

10. Leases

Following the closing of the MannKind Transaction in the third quarter of 2024, in which the Company assigned its former lease to MannKind, the Company has operated as a virtual company. The Company entered into a short-term agreement to maintain a corporate address at 945 Concord Street, Framingham, Massachusetts. No lease liability or right-of-use asset has been recorded for this short-term lease, and the short-term lease cost associated with this lease is immaterial.

Previous Headquarters

On May 28, 2024, as part of the MannKind Transaction (see further discussion in Note 5, Significant Agreements), the Company and the Landlord executed the Lease Assignment Agreement to assign the Lease Agreement to MannKind in July 2024. The Company accounted for the Lease Assignment Agreement as a lease modification that reduced the lease term to the assignment date in July 2024. Accordingly, during the year ended December 31, 2024, the Company remeasured its lease liability as of the modification date to reflect the decrease in fixed lease payments, with the amount of the remeasurement, $8.4 million, adjusted by a corresponding reduction to the right-of-use asset.

Following the closing of the MannKind Transaction, $1.4 million of restricted cash was released in August 2024, which had been held in a depository account at a financial institution to collateralize a conditional stand-by letter of credit related to the Lease Agreement.

The components of lease expense for the Company for the years ended December 31, 2025, and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Lease cost
Fixed lease cost	$-	$678
Variable lease cost	-	214
Total lease cost	$-	$892

Other information
Cash paid for amounts included in the measurement of lease liabilities	$-	$681
Weighted-average remaining lease term	-	-
Weighted-average discount rate	-	-

Eos SENOLYTIXS Inc [Member]
Lessee, Lease, Description [Line Items]
Leases
11.	OPERATING LEASES
As of March 31, 2026 the Company was not party to any operating leases.
7.	OPERATING LEASES
As of December 31, 2025 and 2024 the Company was not party to any operating leases.